Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Lease right-of-use assets, net		$ 4,364	$ 11,868
Lease liabilities, current		4,454	7,477
Lease liabilities, non-current			4,463
Total lease liabilities		$ 4,454	$ 11,940
Weighted average remaining lease term		7 months	19 months
Weighted average discount rate	[1]	2.90%	2.90%

[1]	The discount rate is based on its incremental internal bank loan borrowing rate.